Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 20, 2024
Entity Registrant Name	dei_EntityRegistrantName	TACTICAL INVESTMENT SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001843263
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 20, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 20, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The following information replaces the sub-advisers description on page 2 of the Prospectus for TFA Tactical Income Fund:

Synergy Asset Management, LLC (“Synergy”) – Synergy invests its allocation of the Fund’s assets via a portfolio management approach known as Focused Tactical Allocation. This strategy seeks to position assets to capitalize on the prevailing market factors and conditions. Diverging from the conventional Modern Portfolio Theory, the strategy is constructed upon an innovative mathematical fusion of technical and fundamental insights. The strategy is consistently monitored and rests on the foundation of diligent and continuous assessment of global markets. The rebalancing process enables the strategy to adapt to changing market conditions while maintaining a disciplined approach to asset allocation.

Heritage Capital Advisors, LLC (“Heritage”) – Heritage invests its allocation of the Fund’s assets in a diversified portfolio of global fixed income and equity securities providing global fixed income-oriented and equity exposure. Multiple allocation strategies are employed to enhance portfolio income and diversification.

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You should read this Supplement in conjunction with the Prospectus and SAI dated April 29, 2024, each as may be amended from time to time, providing information you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at (833) 974-3787.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TFA Tactical Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TFAZX
Tactical Growth Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TFAFX
TFA Quantitative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TFAQX
TFA AlphaGen Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TFAGX